U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

April 30, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Manager Directed Portfolios (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897
    iM DBi Managed Futures Strategy ETF (S000064047)
    iM DBi Hedge Strategy ETF (S000066474)
        (collectively, the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated April 30, 2021 and filed electronically as Post-Effective Amendment No. 109 to the Fund’s Registration Statement on Form N-1A on April 29, 2021.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at isabella.zoller@usbank.com.

Very truly yours,

/s/ Isabella K .Zoller
Isabella K. Zoller
U.S. Bank Global Fund Services
as Administrator of the Trust